LONG-TERM LOAN (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
September 12, 2020	$ 19,250
September 12, 2021	24,750
September 12, 2022	30,250
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 74,250